ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
ACCOUNTS RECEIVABLE [Text Block]

3. ACCOUNTS RECEIVABLE

	As at
	December 31,	December 31,
	2023	2022
Royalty, derivative royalty, and stream receivables	$2,482	$1,190
GST and other recoverable taxes	325	302
Other receivables	4	14
Total accounts receivable	$2,811	$1,506

As at December 31, 2023, and December 31, 2022, the Company did not have any royalty, derivative royalty and stream receivables that were past due. The Company's allowance for doubtful accounts as at December 31, 2023, and December 31, 2022, was $Nil.